Equity - Schedule of the Equity Instrument (Parenthetical) (Detail) - 4.800% AT1 Capital Notes (NVCC) [member]	Oct. 31, 2025
Disclosure of classes of share capital [line items]
Borrowing rate	4.80%
Borrowings, adjustment to interest rate basis	6.709%